July 1, 2019

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, NE

Washington, DC 20549

Re: Thrivent Variable Insurance Account C (“Registrant”)

Thrivent Financial for Lutherans (“Thrivent Financial”)

Initial Form S-6 Registration Statement

Commissioners:

Thrivent Financial, on behalf of Registrant, is electronically submitting herewith an initial Form S-6 registration statement (“Registration Statement”) under the Securities Act of 1933, as amended (“Securities Act”) in connection with the dissolution of Thrivent Life Insurance Company (“TLIC”) into its parent company, Thrivent Financial, which occurred at 12:00 a.m. this morning (the “Transaction”).

The sole purpose of the filing is to give effect to certain disclosures and related changes resulting from the Transaction, including, among other things, the change in Registrant’s name (previously TLIC Variable Insurance Account B) and the change in Registrant’s depositor (previously TLIC). Registrant is concurrently filing an amendment to its Form N-8A (File No. 811-5222) to reflect the change in its name.

The variable insurance policies that are the subject of the Registration Statement (the “Policies”) are no longer being offered to the public and only 9 Policies are currently invested in Registrant’s subaccounts. The Policies previously were covered by Registrant’s Form S-6 registration statement (File No. 033-14399) (“Prior Registration Statement”). Registrant ceased updating the Prior Registration Statement in reliance on the Commission staff’s no-action position in its letter to Great-West Life & Annuity Insurance Co., SEC Staff No-Action Letter (Oct. 23, 1990) (“Great-West no-action letter”).

Registrant previously submitted a draft of the Registration Statement to the Commission staff in accordance with industry practice for similar transactions so that it might seek immediate acceleration of the effectiveness thereof. The Registration Statement is identical to the draft submitted, except that it contains audited financial statements for Registrant and for Thrivent Financial for the period ended December 31, 2018, the related consent of auditors, an opinion of counsel, and any agreed upon changes made in response to comments provided by the Commission staff.

At the appropriate time, Registrant or its counsel, Carlton Fields, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter has authorized its counsel to state on its behalf that it is aware of its obligations under the Securities Act. Please note that following the effectiveness of the Registration Statement, Registrant intends to resume reliance on the Great-West no-action letter.

Please contact the undersigned at 920-628-2347 with any questions or comments on the filing.

Respectfully,

/s/ Cynthia K. Mueller

Cynthia K. Mueller

Senior Counsel